Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Accrued Expenses And Other Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities
10.
Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Deposits from business partner	79,787	151,167
Other tax payable	38,209	90,407
Fulfillment payable	49,190	96,668
Operating lease liabilities - current	35,948	46,426
Collection on behalf of others	29,167	23,305
Others	64,326	41,516
Total	296,627	449,489